Summary of Significant Accounting Policies (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and their assigned levels within the valuation hierarchy as of
September
 30, 2021 (Successor) (in thousands):

	Level 1	Level 2	Level 3
Liabilities
Interest rate swaps	$—	$1,646	$—

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and their assigned levels within the valuation hierarchy as of December 31, 2020 (Successor) (in thousands):

	Level 1	Level 2	Level 3
Liabilities
Interest rate swaps	$—	$3,615	$—